Derivative financial instruments and market risks - Summary of Operating Currency Hedging Instruments (Details) € in Millions, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 EUR (€)
Notional amount
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	€ 8,862	€ 6,286		€ 5,409
Notional amount | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	5,403	3,912		3,477
Notional amount | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2,732	1,392		1,367
Notional amount | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	576	665		521
Notional amount | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	240	199		143
Notional amount | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	180	355		287
Notional amount | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	179
Notional amount | Forward currency sales in Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place | $			$ 122
Notional amount | Forward currency sales In Mexican Peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place				121
Notional amount | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	3,459	2,374		1,932
Notional amount | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2,047	833		580
Notional amount | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	375	696		571
Notional amount | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	142	255		286
Notional amount | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	130
Notional amount | Forward currency purchases in Hungarian Forint
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		77
Notional amount | Forward Currency Purchased In Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	84
Notional amount | Forward currency purchases In Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		72		61
Notional amount | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place				55
Notional amount | Cash flow hedges
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Notional amount | Cash flow hedges | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Notional amount | Cash flow hedges | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Notional amount | Cash flow hedges | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Notional amount | Cash flow hedges | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Notional amount | Cash flow hedges | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Notional amount | Cash flow hedges | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Notional amount | Cash flow hedges | Forward currency sales in Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place | $			0
Notional amount | Cash flow hedges | Forward currency sales In Mexican Peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place				0
Notional amount | Cash flow hedges | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Notional amount | Cash flow hedges | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Notional amount | Cash flow hedges | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Notional amount | Cash flow hedges | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Notional amount | Cash flow hedges | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Notional amount | Cash flow hedges | Forward currency purchases in Hungarian Forint
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		0
Notional amount | Cash flow hedges | Forward Currency Purchased In Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Notional amount | Cash flow hedges | Forward currency purchases In Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		0		0
Notional amount | Cash flow hedges | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place				0
Notional amount | Not eligible for hedge accounting
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	8,862	6,286		5,409
Notional amount | Not eligible for hedge accounting | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	5,403	3,912		3,477
Notional amount | Not eligible for hedge accounting | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2,732	1,392		1,367
Notional amount | Not eligible for hedge accounting | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	576	665		521
Notional amount | Not eligible for hedge accounting | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	240	199		143
Notional amount | Not eligible for hedge accounting | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	180	355		287
Notional amount | Not eligible for hedge accounting | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	179
Notional amount | Not eligible for hedge accounting | Forward currency sales in Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place | $			122
Notional amount | Not eligible for hedge accounting | Forward currency sales In Mexican Peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place				121
Notional amount | Not eligible for hedge accounting | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	3,459	2,374		1,932
Notional amount | Not eligible for hedge accounting | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2,047	833		580
Notional amount | Not eligible for hedge accounting | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	375	696		571
Notional amount | Not eligible for hedge accounting | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	142	255		286
Notional amount | Not eligible for hedge accounting | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	130
Notional amount | Not eligible for hedge accounting | Forward currency purchases in Hungarian Forint
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		77
Notional amount | Not eligible for hedge accounting | Forward Currency Purchased In Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	84
Notional amount | Not eligible for hedge accounting | Forward currency purchases In Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		72		61
Notional amount | Not eligible for hedge accounting | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place				55
Fair value
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	22	10		7
Fair value | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	49	4		7
Fair value | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	56	5		10
Fair value | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2	(2)		2
Fair value | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(5)	3		1
Fair value | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1	(1)		(1)
Fair value | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(14)
Fair value | Forward currency sales in Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place | $			(1)
Fair value | Forward currency sales In Mexican Peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place				0
Fair value | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(27)	6		0
Fair value | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(21)	(2)		(1)
Fair value | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(7)	7		(1)
Fair value | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		1
Fair value | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	4
Fair value | Forward currency purchases in Hungarian Forint
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		0
Fair value | Forward Currency Purchased In Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Forward currency purchases In Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		(1)		0
Fair value | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place				0
Fair value | Cash flow hedges
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Fair value | Cash flow hedges | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Fair value | Cash flow hedges | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Fair value | Cash flow hedges | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Fair value | Cash flow hedges | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Fair value | Cash flow hedges | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Fair value | Cash flow hedges | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Cash flow hedges | Forward currency sales in Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place | $			0
Fair value | Cash flow hedges | Forward currency sales In Mexican Peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place				0
Fair value | Cash flow hedges | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Fair value | Cash flow hedges | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Fair value | Cash flow hedges | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Fair value | Cash flow hedges | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Fair value | Cash flow hedges | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Cash flow hedges | Forward currency purchases in Hungarian Forint
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		0
Fair value | Cash flow hedges | Forward Currency Purchased In Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Cash flow hedges | Forward currency purchases In Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		0		0
Fair value | Cash flow hedges | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place				0
Fair value | Not eligible for hedge accounting
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	22	10		7
Fair value | Not eligible for hedge accounting | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	49	4		7
Fair value | Not eligible for hedge accounting | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	56	5		10
Fair value | Not eligible for hedge accounting | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2	(2)		2
Fair value | Not eligible for hedge accounting | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(5)	3		1
Fair value | Not eligible for hedge accounting | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1	(1)		(1)
Fair value | Not eligible for hedge accounting | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(14)
Fair value | Not eligible for hedge accounting | Forward currency sales in Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place | $			(1)
Fair value | Not eligible for hedge accounting | Forward currency sales In Mexican Peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place				0
Fair value | Not eligible for hedge accounting | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(27)	6		0
Fair value | Not eligible for hedge accounting | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(21)	(2)		(1)
Fair value | Not eligible for hedge accounting | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(7)	7		(1)
Fair value | Not eligible for hedge accounting | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		1
Fair value | Not eligible for hedge accounting | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	4
Fair value | Not eligible for hedge accounting | Forward currency purchases in Hungarian Forint
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		0
Fair value | Not eligible for hedge accounting | Forward Currency Purchased In Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Not eligible for hedge accounting | Forward currency purchases In Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		(1)		0
Fair value | Not eligible for hedge accounting | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place				0
Of which recognized in equity | Cash flow hedges
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Of which recognized in equity | Cash flow hedges | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Of which recognized in equity | Cash flow hedges | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Of which recognized in equity | Cash flow hedges | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Of which recognized in equity | Cash flow hedges | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Of which recognized in equity | Cash flow hedges | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Of which recognized in equity | Cash flow hedges | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Of which recognized in equity | Cash flow hedges | Forward currency sales in Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place | $			$ 0
Of which recognized in equity | Cash flow hedges | Forward currency sales In Mexican Peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place				0
Of which recognized in equity | Cash flow hedges | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Of which recognized in equity | Cash flow hedges | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Of which recognized in equity | Cash flow hedges | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Of which recognized in equity | Cash flow hedges | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0		0
Of which recognized in equity | Cash flow hedges | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Of which recognized in equity | Cash flow hedges | Forward currency purchases in Hungarian Forint
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		0
Of which recognized in equity | Cash flow hedges | Forward Currency Purchased In Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	€ 0
Of which recognized in equity | Cash flow hedges | Forward currency purchases In Russian Rouble
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place		€ 0		0
Of which recognized in equity | Cash flow hedges | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place				€ 0